Other Non-Current Receivables - Summary of Other Non-Current Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Noncurrent Receivables [line items]
Promissory note	$ 29,714	$ 27,990
Long-term prepaid expenses	14,279	13,485
Derivatives	3,745	4,375
Deposits	854	1,007
Other receivables	299	135
Total	$ 48,891	$ 46,992